CONCENTRATIONS	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 11 – CONCENTRATIONS

In the year ending December 31, 2019, the Company purchased 99.84% of its medical devices for resale and distribution from Neurotech, a company that Vadim Sakharov is a shareholder and executive manager.